COMPANY'S OPERATIONS - Equity interest (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Veracel Celulose S.A.
COMPANY'S OPERATIONS
Percentage of ownership interest in joint venture	50.00%	50.00%
Ensyn Corporation
COMPANY'S OPERATIONS
Percentage of ownership interest in associate	26.24%	25.30%
F&E Tecnologies LLC
COMPANY'S OPERATIONS
Percentage of ownership interest in associate	50.00%	50.00%
Ibema Companhia Brasileira de Papel
COMPANY'S OPERATIONS
Percentage of ownership interest in associate	49.90%	49.90%
Spinnova OY
COMPANY'S OPERATIONS
Percentage of ownership interest in associate	19.91%	23.44%
Woodspin Oy
COMPANY'S OPERATIONS
Percentage of ownership interest in associate	50.00%
CelluForce Inc.
COMPANY'S OPERATIONS
Percentage of ownership in equity securities measured at FVOCI	8.30%	8.30%
F&E Tecnologia do Brasil S.A.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary	100.00%	100.00%
Fibria Celulose (USA) Inc.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary	100.00%	100.00%
Fibria Overseas Finance Ltd.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary	100.00%	100.00%
Fibria Terminal de Celulose de Santos SPE S.A.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary	100.00%	100.00%
Maxcel Empreendimentos e Participacoes S.A.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary	100.00%	100.00%
Itacel - Terminal de Celulose de Itaqui S.A.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary	100.00%	100.00%
Mucuri Energetica S.A
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary	100.00%	100.00%
Paineiras Logistica e Transportes Ltda.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary	100.00%	100.00%
Portocel - Terminal Espec. Barra do Riacho S.A.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary	51.00%	51.00%
Projetos Especiais e Investimentos Ltda.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary	100.00%	100.00%
Rio Verde Participacoes e Propriedades Rurais S.A.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary	100.00%	100.00%
SFBC Participacoes Ltda.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary	100.00%	100.00%
Stenfar S.A. Indl. Coml. Imp. Y. Exp. | F&E Tecnologies LLC
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary	100.00%	100.00%
Suzano Austria GmbH
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary	100.00%	100.00%
Suzano Canada Inc.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary	100.00%	100.00%
Suzano Finland Oy
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary	100.00%
Suzano International Trade GmbH
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary	100.00%	100.00%
Suzano Operacoes Industriais e Florestais S.A.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary	100.00%	100.00%
Suzano Pulp and Paper America Inc.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary	100.00%	100.00%
Suzano Pulp and Paper Europe S.A.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary	100.00%	100.00%
Suzano Shanghai Ltd.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary	100.00%	100.00%
Suzano Trading International KFT
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary	100.00%	100.00%
Suzano Trading Ltd.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary	100.00%	100.00%
FuturaGene Ltd.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary	100.00%	100.00%
FuturaGene AgriDev Xinjiang Company Ltd.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary		100.00%
FuturaGene Biotechnology Shangai Company Ltd.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary	100.00%	100.00%
FuturaGene Delaware Inc.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary	100.00%	100.00%
FuturaGene Israel Ltd.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary	100.00%	100.00%
FuturaGene Hong Kong Ltd.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary	100.00%	100.00%
FuturaGene Inc.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary	100.00%	100.00%
Suzano Holding S.A.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary	45.73%